Schedule of Warrants Outstanding Broker Option Exercise Prices (Details) - $ / shares	Mar. 31, 2022		Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable	111,173,428		111,412,712
Broker Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of broker options	3,590,907		3,590,907
Number of warrants exercisable	590,071		590,071
August 31, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Aug. 31, 2023	[1]	Aug. 31, 2023	[2]
Warrant exercise price	$ 0.35	[1]	$ 0.35	[2]
Number of broker options	3,239,907	[1]	3,239,907	[2]
Number of warrants exercisable	521,993	[1]	521,993	[2]
February 16, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Feb. 16, 2024	[3]	Feb. 16, 2024	[4]
Warrant exercise price	$ 0.40	[3]	$ 0.40	[4]
Number of broker options	351,000	[3]	351,000	[4]
Number of warrants exercisable	68,078	[3]	68,078	[4]

[1]	Exercisable into one August 2020 Unit
[2]	Exercisable into one August 2020 Unit
[3]	Exercisable into one February 2021 Unit
[4]	Exercisable into one February 2021 Unit